INVENTORIES	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORIES
6.	INVENTORIES
Inventories of the Group at December 31, 2014 and 2013 were as follows:

	2014	2014	2013
	US$	RMB	RMB
	(In thousands)
Finished products	25,068	153,394	108,475
Products in process	8,760	53,602	42,986
Raw materials	16,175	98,971	53,481
Inventories	50,003	305,967	204,942